INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS.
INVESTMENTS

6.INVESTMENTS

The Company has various investments in entities in which it holds a significant but non-controlling interest through voting equity or through representation on the entities’ board of directors or equivalent governing bodies. Accordingly, the Company was deemed to have significant influence resulting in the Company accounting for these investments under the equity method.

As of December 31, 2021 and 2020, activity related to investments consist of the following:

		NRO
	LOB Group,	Management,	SoCal Hemp	ICANN,		5042 Venice,	Lompoc TIC,
	Inc.	LLC	JV, LLC	LLC	F/ELD	LLC	LLC	TOTAL
Fair Value as of December 31, 2019	$2,865,896	$2,455,966	$186,707	$—	$2,815,130	$2,245,863	$381,315	$10,950,877
Additions	—	—	2,987,062	2,045,309	—	—	—	5,032,371
Distribution	—	—	—	—	—	(263,656)	(76,482)	(340,138)
Disposition Due to Acquisition	—	—	—	—	(2,815,130)	—	—	(2,815,130)
(Loss) Gain on Equity Method Investments	(56,484)	(119,253)	(2,114,991)	—	—	240,488	(75,872)	(2,126,112)
Fair Value as of December 31, 2020	$2,809,412	$2,336,713	$1,058,778	$2,045,309	$—	$2,222,695	$228,961	$10,701,868
Additions	—	—	701,254	—	—		86,248	787,502
Distributions	—	—	—	—		(243,880)	(96,900)	(340,780)
Reclass of Investment for Acquisition	—	—	—	(2,045,309)	—	—	—	(2,045,309)
Impairment	—	—	(817,875)	—	—	—	—	(817,875)
(Loss) Gain on Equity Method Investments	(48,271)	(317,764)	(942,157)	—	—	242,705	(23,560)	(1,089,047)
Fair Value as of December 31, 2021	$2,761,141	$2,018,949	$—	$—	$—	$2,221,520	$194,749	$7,196,359

During the years ended December 31, 2021 and 2020, the Company recorded net losses from equity method investments of $1,089,047 and $2,126,112, respectively. These investments are recorded at the amount of the Company’s initial investment and adjusted for the Company’s share of the investee’s income or loss and dividends paid. During the fourth quarter of the year ended December 31, 2021, the Company recognized $817,875 of other than temporary impairment as a result of the investee ceasing operations. The Company determined that the fair value of its investment in SoCal Hemp JV, LLC was nil as of December 31, 2021.